Commitment and Contingencies	6 Months Ended
Mar. 31, 2023
Commitment and Contingencies [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 18 – COMMITMENT AND CONTINGENCIES

As of March 31, 2023, the Company had the following capital commitments under non-cancelable agreements related to construction in progress:

Future payments	Capital commitments
April 2023 to September 2023	$680,163
October 2023 to September 2024	3,554,064
October 2024 to September 2025	-
October 2025 to September 2026	-
October 2026 to September 2027	-
Thereafter	-
Total	$4,234,227

From time to time, the Company is involved in various legal proceedings, claims and other disputes arising from commercial operations, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on our consolidated financial position or results of operations or liquidity. As of March 31, 2023 and September 30, 2022, the Company had no pending legal proceedings outstanding.